Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Post-retirement benefits
Schedule of financial assumptions for major defined benefit schemes

	2017		2016
	UK	Rest of Group	UK	Rest of Group
Inflation assumption	3.1%	2.2%	3.2%	2.1%
Rate of increase in salaries	– [1]	3.1%	– [1]	3.1%
Rate of increase in pensions in payment	2.9%	1.1%	3.0%	0.9%
Discount rate – defined benefit obligation	2.5%[2]	3.0%[2]	2.7%	3.3%
Discount rate – interest cost[2]	2.5%[3]	2.7%[3]	N/A	N/A
Discount rate – service cost[2]	2.7%[3]	3.5%[3]	N/A	N/A
[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2017 calculated using discount rates based on market conditions as at 31 December 2017.
[3]	2017 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2016.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65
Country	2017	2037	2016	2036
UK	23.7	24.8	23.3	24.6
US	20.8	23.0	22.4	23.9
Sweden	21.9	23.6	21.8	23.6

Schedule of risks associated with the Company's defined benefit pensions
Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion (around 72.5%) in growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long-term, they can lead to volatility and mismatching risk in the short-term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will continue to evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged the vast majority (over 85%) of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 80% of total assets and protects to some degree against falls in long-term interest rates (approximately 75% hedged at the end of 2016). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Note that there are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to corporate bonds (ie the ‘credit spread’ between gilts and corporate bonds narrows).

Inflation risk

A significant proportion of the DBO is indexed in line with price inflation (specifically inflation in the UK Retail Price Index) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%).

The UK Pension Fund holds index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 85% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 75% hedged at the end of 2016). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 76 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.4bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy will result in a $244m increase in pension fund assets.

Schedule of fair values of scheme assets

Scheme assets

	2016
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,590	–	79	48	1,669	48	1,717
Corporate bonds[2]	–	34	846	–	846	34	880
Derivatives[3]	–	(82)	(10)	(4)	(10)	(86)	(96)
Investment funds: Listed Equities	–	1,264	332	424	332	1,688	2,020
Investment funds: Global Macro Hedge[4]	–	1,044	–	360	–	1,404	1,404
Investment funds: Diversified growth/Multi Strategy[4]	–	1,460	–	267	–	1,727	1,727
Investment funds: Multi-asset credit[4]	–	622	–	232	–	854	854
Cash and cash equivalents	15	190	115	26	130	216	346
Other	–	–	2	262	2	262	264
Total fair value of scheme assets[5]	1,605	4,532	1,364	1,615	2,969	6,147	9,116

	2017
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,056	–	79	45	2,135	45	2,180
Corporate bonds[2]	–	37	849	–	849	37	886
Derivatives[3]	–	(237)	(12)	26	(12)	(211)	(223)
Investment funds: Listed Equities	–	1,174	371	421	371	1,595	1,966
Investment funds: Global Macro Hedge[4]	–	1,004	–	396	–	1,400	1,400
Investment funds: Diversified growth/Multi Strategy[4]	–	1,921	–	416	–	2,337	2,337
Investment funds: Multi-asset credit[4]	–	633	–	268	–	901	901
Cash and cash equivalents	40	121	23	23	63	144	207
Other	–	–	2	266	2	266	268
Total fair value of scheme assets[5]	2,096	4,653	1,312	1,861	3,408	6,514	9,922
[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA-BBB).
[3]	Includes interest rate swaps, inflation swaps, longevity swap and other contracts.
[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets across the world), Multi Asset Credit (bonds and debt including a range of investment grade and non-investment grade credit across the world), Diversified Growth/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes), and Global Macro Hedge Funds (Discretionary/Fundamental Macro and managed futures).

[5]	Included in scheme assets is $nil (2016: $nil) of the Company’s own assets.

Schedule of post-retirement scheme deficit recognised in Consolidated Statement of Financial Position, scheme assets and scheme obligations

Scheme obligations

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(814)	(1,018)	(1,832)	(679)	(1,590)	(2,269)
Deferred membership	(1,998)	(1,688)	(3,686)	(1,806)	(1,046)	(2,852)
Pensioners	(5,220)	(1,767)	(6,987)	(4,633)	(1,548)	(6,181)
Total value of scheme obligations	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

Net deficit in the scheme

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Total fair value of scheme assets	6,749	3,173	9,922	6,137	2,979	9,116
Total value of scheme obligations	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,283)	(1,300)	(2,583)	(981)	(1,205)	(2,186)

Fair value of scheme assets

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
At beginning of year	6,137	2,979	9,116	6,467	2,954	9,421
Interest income on scheme assets	159	81	240	221	104	325
Expenses	(6)	(12)	(18)	(5)	(9)	(14)
Actuarial gains	45	188	233	858	84	942
Exchange and other adjustments	596	176	772	(1,228)	(26)	(1,254)
Employer contributions	123	34	157	130	62	192
Participant contributions	3	–	3	4	–	4
Benefits paid	(308)	(273)	(581)	(310)	(190)	(500)
Scheme assets’ fair value at end of year	6,749	3,173	9,922	6,137	2,979	9,116

The actual return on the plan assets was a gain of $473m (2016: gain of $1,267m).

Movement in post-retirement scheme obligations

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,118)	(4,184)	(11,302)	(7,451)	(3,944)	(11,395)
Current service cost	(23)	(64)	(87)	(20)	(82)	(102)
Past service (cost)/credit	(39)	70	31	27	15	42
Participant contributions	(3)	–	(3)	(4)	(4)	(8)
Benefits paid	308	273	581	310	190	500
Interest expense on post-retirement scheme obligations	(184)	(105)	(289)	(253)	(135)	(388)
Actuarial losses	(272)	(202)	(474)	(1,189)	(328)	(1,517)
Exchange and other adjustments	(701)	(261)	(962)	1,462	104	1,566
Present value of obligations in scheme at end of year	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

The obligations arise from the following plans:

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(8,013)	(3,698)	(11,711)	(7,101)	(3,309)	(10,410)
Funded – post-retirement healthcare	–	(245)	(245)	–	(279)	(279)
Unfunded – pension schemes	–	(515)	(515)	–	(583)	(583)
Unfunded – post-retirement healthcare	(19)	(15)	(34)	(17)	(13)	(30)
Total	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(23)	(64)	(87)	(20)	(82)	(102)
Past service (cost)/credit	(39)	70	31	27	15	42
Expenses	(6)	(12)	(18)	(5)	(9)	(14)
Total charge to operating profit	(68)	(6)	(74)	2	(76)	(74)
Finance expense
Interest income on scheme assets	159	81	240	221	104	325
Interest expense on post-retirement scheme obligations	(184)	(105)	(289)	(253)	(135)	(388)
Net interest on post-employment defined benefit plan liabilities	(25)	(24)	(49)	(32)	(31)	(63)
Charge before taxation	(93)	(30)	(123)	(30)	(107)	(137)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	45	188	233	858	84	942
Experience gains/(losses) arising on the post-retirement scheme obligations	(50)	(4)	(54)	220	(6)	214
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(261)	(214)	(475)	(1,409)	(377)	(1,786)
Changes in demographic assumptions	39	15	54	–	55	55
Remeasurement of the defined benefit liability	(227)	(15)	(242)	(331)	(244)	(575)

Schedule of rate sensitivities of significant actuarial assumptions

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	618	(703)	546	(712)
US ($m)	95	(101)	107	(114)
Sweden ($m)	147	(168)	128	(149)
Total ($m)	860	(972)	781	(975)

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(526)	495	(510)	486
US ($m)	–	–	(12)	12
Sweden ($m)	(165)	146	(147)	127
Total ($m)	(691)	641	(669)	625

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	–	–	–	–
US ($m)	–	–	(9)	9
Sweden ($m)	(51)	47	(33)	30
Total ($m)	(51)	47	(42)	39

	2017				2016
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(337)	[2]	337	[3]	(300)	292
US ($m)	(26)		27		(27)	28
Sweden ($m)	(63)		64		(57)	57
Total ($m)	(426)		428		(384)	377
[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $337m increase, $244m is covered by the longevity swap.

Of the $337m decrease, $236m is covered by the longevity swap.